Non-current assets held for sale	12 Months Ended
Dec. 31, 2020
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Non-current Assets Held For Sale	20. Non-current assets held for sale It includes certain real property assets located in Argentina which the Board of Directors are committed to sale in the short-term.